IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS (Schedule of restructuring costs incurred during the year) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	$ 4,181
Personnel related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	1,216
Outsourcing costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	754
Site transfer costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	1,281
Inventory related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	772
Other restructuring costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total restructuring costs	$ 158